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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08748

Wanger Advisors Trust

(Exact name of registrant as specified in charter)

227 W. Monroe Street, Suite 3000, Chicago, IL	60606
(Address of principal executive offices)	(Zip code)

Mary C. Moynihan

Perkins Coie LLP

700 13th Street, NW

Suite 600

Washington, DC 20005

Paul B. Goucher, Esq.

Columbia Management Investment Advisers, LLC

100 Park Avenue

New York, New York 10017

P. Zachary Egan

Columbia Acorn Trust

227 West Monroe Street, Suite 3000

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-634-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

Portfolio of Investments
Wanger International, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.3%
Issuer	Shares	Value ($)
Australia 2.1%
Domino’s Pizza Enterprises Ltd. Domino’s Pizza Operator in Australia & New Zealand	175,417	7,787,585
Quintis Ltd.(a)	4,240,653	3,366,701
Total		11,154,286
Belgium 0.9%
Melexis NV Analog & Custom Integrated Circuit Designer	55,000	4,764,915
Cambodia 0.9%
NagaCorp Ltd. Casino & Entertainment Complex in Cambodia	8,234,000	4,705,539
Canada 5.3%
AG Growth International, Inc. Manufacturer of Augers & Grain Handling Equipment	127,755	4,858,120
Boardwalk Real Estate Investment Trust(a) Canadian Residential REIT	105,184	3,730,894
CAE, Inc. Flight Simulator Equipment & Training Centers	285,419	4,361,179
ShawCor Ltd. Oil & Gas Pipeline Products	164,000	4,800,932
Tahoe Resources, Inc. Silver & Gold Projects in Guatemala, Canada & Peru	294,586	2,365,814
Uni-Select, Inc. Distribution of Automotive Paint & Replacement Parts in North America	122,228	3,250,896
Vermilion Energy, Inc. Canadian Exploration & Production Company	121,463	4,554,920
Total		27,922,755
Cayman Islands 0.6%
Silicon Motion Technology Corp., ADR Storage Controller IC Designer	66,649	3,115,841
China 1.6%
51job, Inc., ADR(b) Integrated Human Resource Services	118,935	4,360,157
China Medical System Holdings Ltd. Pharmaceutical & Medical Products	2,297,000	4,075,020
Total		8,435,177
Common Stocks (continued)
Issuer	Shares	Value ($)
Denmark 3.0%
SimCorp AS Software for Investment Managers	163,945	9,873,939
William Demant Holding AS(b) Manufacture & Distribution of Hearing Aids & Diagnostic Equipment	296,172	6,187,946
Total		16,061,885
Finland 1.7%
Munksjo OYJ Specialty Paper Maker	162,374	2,414,694
Tikkurila OYJ Decorative & Industrial Paint in Scandinavia, Central & Eastern Europe	327,109	6,630,237
Total		9,044,931
France 1.5%
Elior Group(a),(c) Contract Caterer & Travel Concessionary	358,513	8,133,046
Germany 8.8%
AURELIUS Equity Opportunities SE & Co. KGaA(a) European Turnaround Investor	145,256	6,308,384
Deutsche Beteiligungs AG Private Equity Investment Management	172,137	5,848,797
Fielmann AG Retail Optician Chain	41,803	3,230,493
MTU Aero Engines AG Airplane Engine Components & Services	57,123	7,431,487
Nemetschek SE Software for Real Estate Design, Construction, & Management	106,607	6,394,944
Norma Group SE Clamps for Automotive & Industrial Applications	97,049	4,591,120
Rational AG Commercial Ovens	6,402	2,981,485
Stroeer SE & Co. KGaA(a) Out of Home & Online Advertising	126,654	7,050,273
Wirecard AG Online Payment Processing & Risk Management	53,400	2,956,593
Total		46,793,576
Hong Kong 1.3%
Vitasoy International Holdings Ltd. Hong Kong Soy Food Brand	3,414,000	6,786,517

Wanger International | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Wanger International, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
India 3.6%
Amara Raja Batteries Ltd. Indian Maker of Auto & Industrial Batteries, Mostly for the Replacement Market	299,518	4,105,804
Credit Analysis & Research Ltd. Credit Rating Agency in India	129,311	3,369,605
GRUH Finance Ltd. Rural & Small Town Mortgage & Home Equity Lending in India	728,016	4,438,283
TVS Motor Co., Ltd. Indian Maker of Scooters, Mopeds, Motorcycles & Three-wheelers	630,627	4,184,102
United Breweries Ltd. Indian Brewer	250,689	2,975,522
Total		19,073,316
Indonesia 1.1%
PT Link Net Tbk Fixed Broadband & CATV Service Provider	7,254,100	2,953,247
PT Media Nusantara Citra Tbk Media Company in Indonesia	21,391,300	2,968,542
Total		5,921,789
Italy 3.1%
Brembo SpA High Performance Auto Braking Systems Supplier	122,161	9,037,784
Industria Macchine Automatiche SpA Food & Drugs Packaging & Machinery	88,568	7,209,154
Total		16,246,938
Japan 20.1%
Aeon Credit Service Co., Ltd. Diversified Consumer-related Finance Company in Japan	195,100	3,683,873
Aeon Mall Co., Ltd. Suburban Shopping Mall Developer, Owner & Operator	413,900	6,530,520
Aica Kogyo Co., Ltd. Laminated Sheets, Building Materials & Chemical Adhesives	136,600	3,611,749
Asahi Intecc Co., Ltd. Medical Guidewires for Surgery	95,300	3,965,952
CyberAgent, Inc. Mobile Advertising, Gaming & Media	206,500	6,123,154
Daiseki Co., Ltd. Waste Disposal & Recycling	151,400	3,097,197
DIP Corp. Mobile Temporary Job Information Provider	125,300	2,738,856
Disco Corp. Semiconductor Dicing & Grinding Equipment	32,900	5,023,646
Common Stocks (continued)
Issuer	Shares	Value ($)
Glory Ltd. Currency Handling Systems & Related Equipment	125,600	4,129,622
Hikari Tsushin, Inc. Office IT/Mobiles/Insurance Distribution	63,800	6,229,519
Istyle, Inc.(a) Cosmetics Review Portal & Retailer	315,800	2,608,079
Milbon Co., Ltd. Hair Products for Salons	105,550	5,308,537
MonotaRO Co., Ltd(a) Online Maintenance, Repair & Operations Goods Distributor in Japan	149,100	4,620,703
Nakanishi, Inc. Dental Tools & Machinery	77,500	3,018,989
NGK Spark Plug Co., Ltd. Automobile Parts	176,000	4,035,933
Nihon M&A Center, Inc. M&A Consulting Service for Small/Medium Sized Companies in Japan	103,100	3,364,274
Nippon Shinyaku Co., Ltd. Pharmaceutical & Orphan Drug Provider	88,300	4,509,066
NOF Corp. Specialty Chemicals, Life Science & Rocket Fuels	353,000	3,755,591
OSG Corp. Consumable Cutting Tools	123,700	2,529,931
Otsuka Corp. One-stop IT Services & Office Supplies Provider	67,100	3,645,905
Seria Co., Ltd. 100 Yen Discount Stores	68,400	2,961,576
Seven Bank Ltd. ATM Processing Services	1,310,700	4,292,312
Sohgo Security Services Co., Ltd. Home & Office Security Services in Japan	119,700	4,483,677
Temp Holdings Co., Ltd. Temporary Staffing & Recruiting Agency Services in Japan	241,000	4,518,735
Ushio, Inc. Industrial Light Sources	306,100	3,876,925
Yonex Co., Ltd.(a) Branded Sporting Goods Manufacturer	351,200	3,897,002
Total		106,561,323
Malta 1.4%
Kindred Group PLC European Online Gaming Operator	715,727	7,420,336

2	Wanger International | Quarterly Report 2017

Portfolio of Investments   (continued)
Wanger International, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mexico 1.5%
Grupo Aeroportuario del Centro Norte SAB de CV Northern Mexican Airport Operator	673,300	3,646,963
Grupo Aeroportuario del Sureste SAB de CV, ADR(a) Mexican Airport Operator	25,657	4,444,819
Total		8,091,782
Netherlands 1.3%
Aalberts Industries NV Flow Control & Heat Treatment	186,936	6,979,815
Norway 1.2%
Atea ASA Nordic IT Hardware/Software Reseller & Integrator	554,819	6,526,370
Philippines 1.3%
Melco Crown Philippines Resorts Corp.(b) Integrated Resort Operator in Manila	29,883,300	3,977,644
Puregold Price Club, Inc. Supermarket Operator in the Philippines	3,520,600	3,066,273
Total		7,043,917
Singapore 1.0%
Mapletree Commercial Trust Retail & Office Property Landlord	5,011,427	5,481,276
South Africa 1.3%
Clicks Group Ltd. South African Drugstore	167,798	1,602,156
Coronation Fund Managers Ltd. South African Fund Manager	465,911	2,196,159
Famous Brands Ltd. Quick Service Restaurant & Cafe Franchise System in Africa	244,278	2,836,929
Total		6,635,244
South Korea 4.9%
Koh Young Technology, Inc. Inspection Systems for Printed Circuit Boards	151,904	6,966,600
Korea Investment Holdings Co., Ltd. Brokerage & Asset Management	91,272	3,846,573
Medy-Tox, Inc. Botulinum Toxin ("Botox") & Dermal Fillers	13,593	5,627,687
Modetour Network, Inc. Travel Services	180,700	6,245,243
Yuhan Corp. Pharmaceutical Manufacturing & Distribution	15,722	3,129,407
Total		25,815,510
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 2.8%
Bolsas y Mercados Españoles SHMSF SA Spanish Stock Markets	85,573	2,839,096
Hispania Activos Inmobiliarios SOCIMI SA Real Estate Investment Trust	230,282	3,309,105
Prosegur Cia de Seguridad SA, Registered Shares Security Guards	790,000	4,753,233
Viscofan SA Sausage Casings Maker	80,105	4,141,625
Total		15,043,059
Sweden 4.5%
Byggmax Group AB(a) Nordic Discount DIY Retail Chain	401,324	2,754,424
Millicom International Cellular SA, SDR Telecoms Operator in Latin America & Africa	76,168	4,247,588
NetEnt AB Leading Nordic Provider of Online Casino Games	23,173	186,198
Recipharm AB, B Shares(b) Contract Development Manufacturing Organization	405,917	5,628,519
Sweco AB, Class B Engineering Consultants	257,448	5,866,860
Trelleborg AB, Class B Manufacturer of Sealing, Dampening & Protective Solutions for Industry	246,741	5,284,170
Total		23,967,759
Switzerland 1.0%
Inficon Holding AG Gas Detection Instruments	10,712	5,315,094
Taiwan 3.2%
Advantech Co., Ltd. Industrial PC & Components	308,349	2,581,275
Basso Industry Corp. Pneumatic Power Tool Maker	910,000	2,765,446
Silergy Corp. Chinese Provider of Analog & Mixed Digital Integrated Circuits	420,000	7,750,139
Voltronic Power Technology Corp. Uninterruptible Power Supply Products & Solar Inverters	280,395	3,742,604
Total		16,839,464
Thailand 0.5%
Home Product Center PCL, Foreign Registered Shares Home Improvement Retailer	9,190,000	2,580,359

Wanger International | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Wanger International, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Turkey 0.5%
Logo Yazilim Sanayi Ve Ticaret AS(b) Enterprise Resource Planning (ERP) Software for Small-midsized Companies	189,541	2,912,646
United Kingdom 15.5%
Abcam PLC Online Sales of Antibodies	160,511	1,660,116
Assura PLC UK Primary Health Care Property REIT	3,841,119	2,784,054
Big Yellow Group PLC UK Self Storage	923,855	8,455,525
Connect Group PLC Newspaper & Magazine Distributor	1,231,542	2,079,192
Domino’s Pizza Group PLC Pizza Delivery in the UK, Ireland & Switzerland	825,331	3,193,170
DS Smith PLC Packaging	938,422	5,103,928
Halma PLC Health & Safety Sensor Technology	686,477	8,807,294
Hastings Group Holdings PLC(c) General Insurance Provider	2,385,446	8,096,460
LivaNova PLC(b) Neuromodulation & Cardiac Devices	91,347	4,476,916
Ocado Group PLC(a),(b) Online Grocery Retailer	917,598	2,770,678
Polypipe Group PLC Manufacturer of Plastic Piping & Fittings	1,272,823	6,075,885
PureCircle Ltd.(a),(b) Natural Sweeteners	719,896	2,696,855
Rightmove PLC Internet Real Estate Listings	193,083	9,647,522
Shaftesbury PLC London Prime Retail REIT	488,621	5,601,570
Common Stocks (continued)
Issuer	Shares	Value ($)
Spirax-Sarco Engineering PLC Steam Systems & Pumps for Manufacturing & Process Industries	81,594	4,875,309
WH Smith PLC Newsprint, Books & General Stationery Retailer	273,103	6,066,690
Total		82,391,164
United States 0.8%
Ultragenyx Pharmaceutical, Inc.(b) Biotech Focused on "Ultra-Orphan" Drugs	59,238	4,015,152
Total Common Stocks (Cost: $415,490,364)		521,780,781

Securities Lending Collateral 3.9%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 0.670%(d),(e)	20,825,099	20,825,099
Total Securities Lending Collateral (Cost: $20,825,099)		20,825,099

Money Market Funds 2.2%

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.635%(d)	11,765,729	11,765,729
Total Money Market Funds (Cost: $11,765,729)		11,765,729
Total Investments (Cost: $448,081,192)		554,371,609
Obligation to Return Collateral for Securities Loaned		(20,825,099)
Other Assets & Liabilities, Net		(2,435,282)
Net Assets		$531,111,228

Notes to Portfolio of Investments
(a)	All or a portion of this security was on loan at March 31, 2017. The total market value of securities on loan at March 31, 2017 was $19,610,684.
(b)	Non-income producing security.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2017, the value of these securities amounted to $16,229,506 or 3.06% of net assets.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(e)	Investment made with cash collateral received from securities lending activity.
4	Wanger International | Quarterly Report 2017

Portfolio of Investments   (continued)
Wanger International, March 31, 2017 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
448,081,000	118,061,000	(11,770,000)	106,291,000
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Wanger Advisors Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	11,154,286	—	11,154,286
Belgium	—	4,764,915	—	4,764,915
Cambodia	—	4,705,539	—	4,705,539
Canada	27,922,755	—	—	27,922,755
Cayman Islands	3,115,841	—	—	3,115,841
China	4,360,157	4,075,020	—	8,435,177
Denmark	—	16,061,885	—	16,061,885
Finland	—	9,044,931	—	9,044,931
France	—	8,133,046	—	8,133,046
Germany	—	46,793,576	—	46,793,576
Wanger International | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Wanger International, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Hong Kong	—	6,786,517	—	6,786,517
India	—	19,073,316	—	19,073,316
Indonesia	—	5,921,789	—	5,921,789
Italy	—	16,246,938	—	16,246,938
Japan	—	106,561,323	—	106,561,323
Malta	—	7,420,336	—	7,420,336
Mexico	8,091,782	—	—	8,091,782
Netherlands	—	6,979,815	—	6,979,815
Norway	—	6,526,370	—	6,526,370
Philippines	—	7,043,917	—	7,043,917
Singapore	—	5,481,276	—	5,481,276
South Africa	—	6,635,244	—	6,635,244
South Korea	—	25,815,510	—	25,815,510
Spain	—	15,043,059	—	15,043,059
Sweden	—	23,967,759	—	23,967,759
Switzerland	—	5,315,094	—	5,315,094
Taiwan	—	16,839,464	—	16,839,464
Thailand	—	2,580,359	—	2,580,359
Turkey	—	2,912,646	—	2,912,646
United Kingdom	4,476,916	77,914,248	—	82,391,164
United States	4,015,152	—	—	4,015,152
Total Common Stocks	51,982,603	469,798,178	—	521,780,781
Securities Lending Collateral	20,825,099	—	—	20,825,099
Money Market Funds	11,765,729	—	—	11,765,729
Total Investments	84,573,431	469,798,178	—	554,371,609
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
There were no transfers of financial assets between levels during the period.
6	Wanger International | Quarterly Report 2017

Portfolio of Investments
Wanger Select, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.0%
Issuer	Shares	Value ($)
Consumer Discretionary 19.1%
Distributors 4.1%
LKQ Corp.(a) Alternative Auto Parts Distribution	182,643	5,345,961
Hotels, Restaurants & Leisure 7.8%
Papa John’s International, Inc. Franchisor of Pizza Restaurants	46,965	3,759,079
Vail Resorts, Inc. Ski Resort Operator & Developer	33,214	6,373,766
Total		10,132,845
Household Durables 2.3%
iRobot Corp.(a) Home Robots (Vacuums, Pool Cleaners)	45,909	3,036,421
Media 4.9%
Liberty Global PLC, Class A(a) Cable TV Franchises Outside of the United States	175,289	6,287,616
Total Consumer Discretionary		24,802,843
Financials 10.0%
Banks 3.5%
SVB Financial Group(a) Bank to Venture Capitalists	24,290	4,520,126
Capital Markets 6.0%
Eaton Vance Corp. Specialty Mutual Funds	78,824	3,543,927
Lazard Ltd., Class A Corporate Advisory & Asset Management	93,070	4,280,289
Total		7,824,216
Consumer Finance 0.5%
FirstCash, Inc. Pawnbroker	12,760	627,154
Total Financials		12,971,496
Health Care 18.1%
Biotechnology 0.6%
Ultragenyx Pharmaceutical, Inc.(a) Biotech Focused on "Ultra-Orphan" Drugs	10,928	740,700
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 10.4%
Align Technology, Inc.(a) Invisalign System to Correct Malocclusion (Crooked Teeth)	44,730	5,130,978
LivaNova PLC(a) Neuromodulation & Cardiac Devices	73,181	3,586,601
Natus Medical, Inc.(a) Neuro-diagnostic & Newborn Care Products	122,256	4,798,548
Total		13,516,127
Health Care Providers & Services 7.1%
Centene Corp.(a) Managed Care Organization	40,066	2,855,103
HealthSouth Corp. Inpatient Rehabilitation Facilities & Home Health Care	148,996	6,378,519
Total		9,233,622
Total Health Care		23,490,449
Industrials 26.9%
Machinery 16.5%
Middleby Corp. (The)(a) Manufacturer of Cooking Equipment	35,099	4,789,258
Nordson Corp. Dispensing Systems for Adhesives & Coatings	10,958	1,346,081
Oshkosh Corp. Specialty Truck Manufacturer	59,271	4,065,398
Snap-On, Inc. Tools	34,200	5,768,514
Wabtec Corp. Freight & Transit Component Supplier	70,282	5,481,996
Total		21,451,247
Professional Services 2.2%
Robert Half International, Inc. Temporary & Permanent Staffing in Finance, Accounting & Other Professions	57,915	2,827,990
Road & Rail 8.2%
AMERCO Parent of UHAUL	13,355	5,090,792
JB Hunt Transport Services, Inc. Truck & Intermodal Carrier	60,516	5,551,738
Total		10,642,530
Total Industrials		34,921,767

Wanger Select | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Wanger Select, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 12.4%
Internet Software & Services 9.7%
GoDaddy, Inc., Class A(a) Website Management for Small- & Medium-sized Companies	123,954	4,697,857
SPS Commerce, Inc.(a) Supply Chain Management Software Delivered via the Web	63,752	3,728,854
VeriSign, Inc.(a) Internet Domain Registry for .COM/.NET	48,400	4,216,124
Total		12,642,835
Software 2.7%
ANSYS, Inc.(a) Simulation Software for Engineers & Designers	32,619	3,485,993
Total Information Technology		16,128,828
Materials 3.0%
Chemicals 3.0%
Axalta Coating Systems Ltd.(a) Global Manufacturer of High Performance Coatings	120,318	3,874,240
Total Materials		3,874,240
Real Estate 7.5%
Equity Real Estate Investment Trusts (REITS) 3.6%
Education Realty Trust, Inc. Student Housing	114,174	4,664,008
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 3.9%
Jones Lang LaSalle, Inc. Real Estate Services	45,867	5,111,877
Total Real Estate		9,775,885
Total Common Stocks (Cost: $103,476,200)		125,965,508

Money Market Funds 3.3%
	Shares	Value ($)
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.635%(b)	4,314,820	4,314,820
Total Money Market Funds (Cost: $4,314,820)		4,314,820
Total Investments (Cost $107,791,020)		130,280,328
Other Assets & Liabilities, Net		(434,471)
Net Assets		$129,845,857

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2017.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
107,791,000	22,736,000	(247,000)	22,489,000
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2	Wanger Select | Quarterly Report 2017

Portfolio of Investments   (continued)
Wanger Select, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Wanger Advisors Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	24,802,843	—	—	24,802,843
Financials	12,971,496	—	—	12,971,496
Health Care	23,490,449	—	—	23,490,449
Industrials	34,921,767	—	—	34,921,767
Information Technology	16,128,828	—	—	16,128,828
Materials	3,874,240	—	—	3,874,240
Real Estate	9,775,885	—	—	9,775,885
Total Common Stocks	125,965,508	—	—	125,965,508
Money Market Funds	4,314,820	—	—	4,314,820
Total Investments	130,280,328	—	—	130,280,328
There were no transfers of financial assets between levels during the period.
Wanger Select | Quarterly Report 2017	3

Portfolio of Investments
Wanger USA, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.3%
Issuer	Shares	Value ($)
Consumer Discretionary 18.6%
Auto Components 3.7%
Dorman Products, Inc.(a) Aftermarket Auto Parts Distributor	83,561	6,862,865
Gentex Corp. Manufacturer of Auto Parts	307,447	6,557,844
LCI Industries RV & Manufactured Home Components	114,367	11,413,827
Total		24,834,536
Distributors 1.1%
Pool Corp. Swimming Pool Supplies & Equipment Distributor	62,610	7,471,251
Diversified Consumer Services 3.4%
Bright Horizons Family Solutions, Inc.(a) Child Care/Preschool Services	112,762	8,174,117
DeVry Education Group, Inc. Post Secondary Degree Services	132,652	4,702,514
Laureate Education, Inc., Class A(a) Provides Higher Educational Services	371,000	5,294,170
ServiceMaster Global Holdings, Inc.(a) Pest & Termite Control, Home Warranty & Other Home Services	106,629	4,451,761
Total		22,622,562
Hotels, Restaurants & Leisure 3.1%
Papa John’s International, Inc. Franchisor of Pizza Restaurants	86,761	6,944,351
Texas Roadhouse, Inc. Rural-focused Full Service Steakhouse	221,741	9,874,127
Vail Resorts, Inc. Ski Resort Operator & Developer	22,717	4,359,392
Total		21,177,870
Household Durables 2.7%
Cavco Industries, Inc.(a) Manufactured Homes	69,782	8,122,625
iRobot Corp.(a) Home Robots (Vacuums, Pool Cleaners)	154,869	10,243,035
Total		18,365,660
Internet & Direct Marketing Retail 0.7%
Wayfair, Inc., Class A(a),(b) Online Retailer of Home Furnishings	117,247	4,747,331
Leisure Products 1.9%
Brunswick Corp. Boats, Boat Engines, Exercise & Bowling Equipment	204,572	12,519,806
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 2.0%
Camping World Holdings, Inc., Class A(b) RV-centric Retail Stores & Services	159,602	5,145,569
Five Below, Inc.(a) Low-price Specialty Retailer Targeting Pre-Teens, Teens & Parents	114,367	4,953,235
Monro Muffler Brake, Inc. Automotive Services	68,103	3,548,166
Total		13,646,970
Total Consumer Discretionary		125,385,986
Consumer Staples 1.4%
Household Products 1.4%
WD-40 Co. Manufacturer of Industrial Lubrications	83,610	9,109,310
Total Consumer Staples		9,109,310
Energy 2.8%
Energy Equipment & Services 1.6%
Core Laboratories NV Oil & Gas Reservoir Consulting	63,306	7,313,109
Frank’s International NV(b) Global Provider of Casing Running Services Post Drilling of Wells	295,059	3,118,775
Total		10,431,884
Oil, Gas & Consumable Fuels 1.2%
Carrizo Oil & Gas, Inc.(a) Oil & Gas Producer	160,239	4,592,450
PDC Energy, Inc.(a) Oil & Gas Producer in the United States	58,607	3,654,146
Total		8,246,596
Total Energy		18,678,480
Financials 13.2%
Banks 9.8%
Associated Banc-Corp. Midwest Bank	221,959	5,415,799
First Busey Corp. Illinois Bank	368,262	10,826,903
Great Southern Bancorp, Inc. Heartland Bank	100,168	5,058,484
Lakeland Financial Corp. Indiana Bank	255,524	11,018,195
LegacyTexas Financial Group, Inc. Texas Thrift	320,934	12,805,266

Wanger USA | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Wanger USA, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
MB Financial, Inc. Chicago Bank	216,118	9,254,173
Sandy Spring Bancorp, Inc. Baltimore & Washington, D.C. Bank	187,339	7,679,026
Trico Bancshares California Central Valley Bank	104,324	3,706,632
Total		65,764,478
Capital Markets 3.1%
Houlihan Lokey, Inc. Middle Market Financial Advisory	116,605	4,017,042
OM Asset Management PLC Asset Manager Holding Company	728,689	11,017,778
SEI Investments Co. Mutual Fund Administration & Investment Management	117,064	5,904,708
Total		20,939,528
Consumer Finance 0.3%
FirstCash, Inc. Pawnbroker	48,307	2,374,289
Total Financials		89,078,295
Health Care 23.0%
Biotechnology 3.8%
Agios Pharmaceuticals, Inc.(a) Biotech Focused on Cancer & Orphan Diseases	100,708	5,881,347
Exact Sciences Corp.(a),(b) Molecular Diagnostics	153,927	3,635,756
Genomic Health, Inc.(a) Cancer Diagnostics	151,723	4,777,757
Kite Pharma, Inc.(a),(b) Biotech Company Focused on Novel Cancer Treatments Known as "CAR-T’s"	48,125	3,777,331
Ligand Pharmaceuticals, Inc.(a) Royalties from Licensing Drug Delivery Technology	41,106	4,350,659
Ultragenyx Pharmaceutical, Inc.(a) Biotech Focused on "Ultra-Orphan" Drugs	48,652	3,297,633
Total		25,720,483
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 8.3%
Anika Therapeutics, Inc.(a) Develops, Manufactures and Commercializes Therapeutic Products for Tissue Protection, Healing and Repair	74,136	3,220,468
Endologix, Inc.(a) Minimally Invasive Treatment of Abdominal Aortic Aneurysm	706,731	5,116,732
Haemonetics Corp.(a) Blood and Plasma Collection Equipment	64,881	2,632,222
iRhythm Technologies, Inc.(a) Cardiac Arrhythmia Monitoring Devices & Services	254,644	9,574,614
LeMaitre Vascular, Inc. Medical Devices for Peripheral Vascular Disease	478,855	11,794,199
Masimo Corp.(a) Pulse Oximetry Monitors (Blood Oxygen Levels)	69,531	6,484,461
Natus Medical, Inc.(a) Neuro-diagnostic & Newborn Care Products	276,458	10,850,977
West Pharmaceutical Services, Inc. Components & Systems for Injectable Drug Delivery	73,117	5,967,078
Total		55,640,751
Health Care Providers & Services 4.6%
AMN Healthcare Services, Inc.(a) Temporary Healthcare Staffing	170,147	6,907,968
HealthEquity, Inc.(a) Provides Range of Solutions for Managing Health Care Accounts	85,359	3,623,490
HealthSouth Corp. Inpatient Rehabilitation Facilities & Home Health Care	206,076	8,822,114
Mednax, Inc.(a) Physician Management for Pediatric & Anesthesia Practices	164,909	11,441,386
Total		30,794,958
Health Care Technology 2.5%
Computer Programs & Systems, Inc.(b) IT Systems & Services for Health Care Providers	174,378	4,882,584
Evolent Health, Inc., Class A(a),(b) IT & Services Vendor for Hospitals	212,520	4,739,196
Medidata Solutions, Inc.(a) Cloud-based Software for Drug Studies	119,926	6,918,531
Total		16,540,311

2	Wanger USA | Quarterly Report 2017

Portfolio of Investments   (continued)
Wanger USA, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 2.7%
Bio-Techne Corp. Maker of Consumables & Systems for the Life Science Market	106,185	10,793,705
Cambrex Corp.(a) Active Pharmaceutical Ingredients for Small Molecule Drugs	63,040	3,470,352
VWR Corp.(a) Distributor of Lab Supplies	143,176	4,037,563
Total		18,301,620
Pharmaceuticals 1.1%
Akorn, Inc.(a) Developer, Manufacturer & Distributor of Specialty Generic Drugs	318,759	7,675,717
Total Health Care		154,673,840
Industrials 17.7%
Aerospace & Defense 2.9%
Astronics Corp.(a) Designer & Manufacturer of Aircraft Electrical Components & Testing Equipment	135,710	4,306,078
Astronics Corp., Class B(a) Designer & Manufacturer of Aircraft Electrical Components & Testing Equipment	20,355	647,289
HEICO Corp., Class A FAA-Approved Aircraft Replacement Parts	113,182	8,488,650
Taser International, Inc.(a) Manufacturer of Electrical Weapons & Body Cameras	281,701	6,419,966
Total		19,861,983
Commercial Services & Supplies 5.6%
Brink’s Co. (The) Provides Armored Transportation, Security Services and Supply Chain Management Solutions	66,622	3,560,946
Copart, Inc.(a) Auto Salvage Services	110,630	6,851,316
Healthcare Services Group, Inc. Outsourced Services to Long-term Care Industry	93,591	4,032,836
Knoll, Inc. Office & Residential Furniture	281,033	6,691,396
Ritchie Bros. Auctioneers, Inc.(b) Heavy Equipment Auctioneer	161,988	5,329,405
Unifirst Corp. Uniform Rental	79,234	11,207,649
Total		37,673,548
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 6.0%
Barnes Group, Inc. Provides Logistic Services and Manufactures Precision Components	70,161	3,602,066
ESCO Technologies, Inc. Industrial Filtration & Advanced Measurement Equipment	57,866	3,362,015
Middleby Corp. (The)(a) Manufacturer of Cooking Equipment	37,204	5,076,486
Nordson Corp. Dispensing Systems for Adhesives & Coatings	59,542	7,314,139
Oshkosh Corp. Specialty Truck Manufacturer	62,791	4,306,835
REV Group, Inc.(a) Manufacturer of Specialty Vehicles	130,941	3,610,043
Toro Co. (The) Turf Maintenance Equipment	211,710	13,223,406
Total		40,494,990
Professional Services 2.2%
ICF International, Inc.(a) Professional Service Company	78,914	3,259,148
Wageworks, Inc.(a) Healthcare Consumer Directed Benefits & Commuter Account Management	157,750	11,405,325
Total		14,664,473
Trading Companies & Distributors 1.0%
Watsco, Inc. HVAC Distribution	44,963	6,437,803
Total Industrials		119,132,797
Information Technology 18.2%
Electronic Equipment, Instruments & Components 1.3%
IPG Photonics Corp.(a) Fiber Lasers	69,714	8,414,480
Internet Software & Services 6.7%
Alteryx, Inc., Class A(a) Provides a Platform for Strategic Analytics	81,265	1,270,172
Apptio, Inc., Class A(a),(b) Software for Managing IT Spending	183,556	2,153,112
CoStar Group, Inc.(a) Commercial Real Estate Data Aggregator & Web Marketing for Retail Landlords	41,565	8,613,099
j2 Global, Inc. Communication Technology & Digital Media	102,702	8,617,725
Mimecast Ltd.(a) Cyber Security, Continuity & Archiving Software	256,658	5,746,572

Wanger USA | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Wanger USA, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
NIC, Inc. Government Web Portal Development & Management Outsourcing	309,444	6,250,769
Nutanix, Inc., Class A(a),(b) Software Company Selling Hyper-converged Infrastructure Appliances	199,888	3,751,898
Q2 Holdings, Inc.(a) Online & Mobile Banking Software	135,473	4,721,234
SPS Commerce, Inc.(a) Supply Chain Management Software Delivered via the Web	68,086	3,982,350
Total		45,106,931
IT Services 3.4%
CoreLogic, Inc.(a) Data Processing Services for Real Estate, Insurance & Mortgages	90,982	3,704,787
ExlService Holdings, Inc.(a) Business Process Outsourcing	67,345	3,189,459
MAXIMUS, Inc. Outsourcer for Government Program Administration	168,948	10,508,566
WNS Holdings Ltd., ADR(a) Offshore Business Process Outsourcing Services	202,346	5,789,119
Total		23,191,931
Semiconductors & Semiconductor Equipment 1.4%
Monolithic Power Systems, Inc. High Performance Analog & Mixed Signal Integrated Circuits	104,168	9,593,873
Software 5.4%
ANSYS, Inc.(a) Simulation Software for Engineers & Designers	61,740	6,598,154
Blackline, Inc.(a) Accounting Software	116,814	3,476,384
CyberArk Software Ltd.(a) Security Software	69,535	3,537,245
Guidewire Software, Inc.(a) Software for Global Property & Casualty Insurance Carriers	70,506	3,971,603
Manhattan Associates, Inc.(a) Supply Chain Management Software & Services	125,797	6,547,734
Qualys, Inc.(a) Security Software Delivered Via the Cloud	218,331	8,274,745
Tyler Technologies, Inc.(a) Financial, Tax, Court & Document Management Systems for Local Governments	23,980	3,706,349
Total		36,112,214
Total Information Technology		122,419,429
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.4%
Equity Real Estate Investment Trusts (REITS) 0.9%
UMH Properties, Inc. Owner & Operator of Manufactured Home Parks	414,945	6,311,313
Real Estate Management & Development 1.5%
Colliers International Group, Inc. Real Estate Services	105,702	4,989,134
FirstService Corp. Residential Property Management & Housing Related Services	81,202	4,896,481
Total		9,885,615
Total Real Estate		16,196,928
Total Common Stocks (Cost: $478,097,165)		654,675,065

Securities Lending Collateral 3.5%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 0.670%(c),(d)	23,260,125	23,260,125
Total Securities Lending Collateral (Cost: $23,260,125)		23,260,125

Money Market Funds 3.4%

JPMorgan U.S. Government Money Market Fund, Agency Shares, 0.530%(c)	23,229,939	23,229,939
Total Money Market Funds (Cost: $23,229,939)		23,229,939
Total Investments (Cost $524,587,229)		701,165,129
Obligation to Return Collateral for Securities Loaned		(23,260,125)
Other Assets & Liabilities, Net		(5,194,930)
Net Assets		$672,710,074

4	Wanger USA | Quarterly Report 2017

Portfolio of Investments   (continued)
Wanger USA, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at March 31, 2017. The total market value of securities on loan at March 31, 2017 was $22,735,518.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(d)	Investment made with cash collateral received from securities lending activity.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
524,587,000	184,846,000	(8,268,000)	176,578,000
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Wanger Advisors Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	125,385,986	—	—	125,385,986
Consumer Staples	9,109,310	—	—	9,109,310
Energy	18,678,480	—	—	18,678,480
Financials	89,078,295	—	—	89,078,295
Wanger USA | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Wanger USA, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Health Care	154,673,840	—	—	154,673,840
Industrials	119,132,797	—	—	119,132,797
Information Technology	122,419,429	—	—	122,419,429
Real Estate	16,196,928	—	—	16,196,928
Total Common Stocks	654,675,065	—	—	654,675,065
Securities Lending Collateral	23,260,125	—	—	23,260,125
Money Market Funds	23,229,939	—	—	23,229,939
Total Investments	701,165,129	—	—	701,165,129
There were no transfers of financial assets between levels during the period.
6	Wanger USA | Quarterly Report 2017

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Wanger Advisors Trust

By (Signature and Title)	/s/ P. Zachary Egan
P. Zachary Egan, President and Principal Executive Officer

Date May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ P. Zachary Egan
P. Zachary Egan, President and Principal Executive Officer

Date May 23, 2017

By (Signature and Title)	/s/ John M. Kunka
John M. Kunka, Treasurer and Principal Accounting and Financial Officer

Date May 23, 2017